UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Paulette J. Belile
Title:    Vice President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Paulette J. Belile              Holland, MI                May 2, 2002
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:  $131,601
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                March 31, 2002

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
AMBAC FINL GROUP INC COM         COM       023139108        257        4350  SH          Sole                700               3650
AMGEN INC COM                    COM       031162100       1675       28060  SH          Sole               7750              20310
AOL TIME WARNER                  COM       00184A105       3532      149332  SH          Sole              33450             115882
APARTMENT INVT & MGMT CL A       COM       03748R101        626       12949  SH          Sole               2214              10735
APPLEBEES INTL INC COM           COM       037899101       2502       68925  SH          Sole              16500              52425
BED BATH & BEYOND INC COM        COM       075896100       2266       67150  SH          Sole              16000              51150
BIOVAIL CORP COM                 COM       09067J109        267        5350  SH          Sole                700               4650
CAPITAL ONE FINL CORP COM        COM       14040H105        262        4100  SH          Sole               1700               2400
CARDINAL HEALTH INC COM          COM       14149Y108       4306       60744  SH          Sole              15487              45257
CHEESECAKE FACTORY INC COM       COM       163072101        764       20700  SH          Sole               7500              13200
CINTAS CORPORATION               COM       172908105       2984       59850  SH          Sole              16250              43600
CISCO SYSTEMS INC.               COM       17275R102       4299      253934  SH          Sole              54148             199786
CITIGROUP                        COM       172967101       3743       75593  SH          Sole              18000              57593
CITIZENS BKG CORP MICH COM       COM       174420109        270        8319  SH          Sole                                  8319
DUKE ENERGY CORP                 COM       264399106       2884       76300  SH          Sole              20250              56050
E M C CORP MASS COM              COM       268648102       2346      196852  SH          Sole              43000             153852
EXXON MOBIL CORP COM             COM       30231G102        270    6154.336  SH          Sole                550           5604.336
FIFTH THIRD BANCORP COM          COM       316773100        662        9804  SH          Sole                225               9579
FIRST IND CORP COM               COM       32054R108        238       12258  SH          Sole                                 12258
FIRST MERCHANTS CORP COM         COM       320817109        234        8925  SH          Sole                                  8925
FIRST MIDWEST BANCORP            COM       320867104        575       19811  SH          Sole                                 19811
FIRST OAK BROOK BANCSH COM       COM       335847208        702       22535  SH          Sole                900              21635
FIRST SOURCE CORPORATION         COM       336901103        240       10146  SH          Sole                                 10146
FIRST TENN NATL CORP COM         COM       337162101       1942       55397  SH          Sole              13425              41972
FIRSTBANK CORP MICH COM          COM       33761G104        996       47848  SH          Sole               5889              41959
FIRSTMERIT CORP COM              COM       337915102        476       16530  SH          Sole                                 16530
FISERV INC.                      COM       337738108       5792      125937  SH          Sole              21943             103994
FREDDIE MAC                      COM       313400301       2405       37950  SH          Sole               6600              31350
GENERAL ELECTRIC                 COM       369604103       3396       90683  SH          Sole              18600              72083
GENTEX CORP COM                  COM       371901109       1016       34285  SH          Sole               8860              25425
GENZYME CORP. GENL.              COM       372917104       2540       58160  SH          Sole              13400              44760
HOME DEPOT INC COM               COM       437076102       4649   95642.045  SH          Sole              18300          77342.045
HOME FED BANCORP COM             COM       436926109        277       12600  SH          Sole                                 12600
HUNTINGTON BANCSHARES COM        COM       446150104       2927      148572  SH          Sole                                148572
INDEPENDENT BANK CORPORATION     COM       453838104       1107       38479  SH          Sole               5147              33332
INTEL CORPORATION                COM       458140100       5154   169496.59  SH          Sole              36700          132796.59
IRWIN FINL CORP COM              COM       464119106        312       16700  SH          Sole                                 16700
JOHNSON & JOHNSON COM            COM       478160104       5384   82892.983  SH          Sole              16850          66042.983
LOWES COS INC COM                COM       548661107       2433       55950  SH          Sole              14150              41800
MACATAWA BANK CORPORATION        COM       554225102       2102     106,152  SH          Sole             106152
MAF BANCORP INC.                 COM       55261R108        795       22553  SH          Sole               3403              19150
MBNA CORP COM                    COM       55262L100       7553  195836.955  SH          Sole              33568         162268.955
MERCANTILE BANK CORP COM         COM       587376104        622       30318  SH          Sole                                 30318
MICROSOFT CORP COM               COM       594918104       4822       79957  SH          Sole              18500              61457
MIDWEST BANK HOLDINGS            COM       598251106        399       18000  SH          Sole                                 18000
NATIONAL CITY CORP COM           COM       635405103        526       17096  SH          Sole                                 17096
ORACLE CORP COM                  COM       68389X105       2063      161150  SH          Sole              32400             128750
PFIZER INC COM                   COM       717081103       4228  106391.146  SH          Sole              23800          82591.146
POLARIS INDUSTRIES COM           COM       731068102        229        3600  SH          Sole                                  3600
REPUBLIC BANCORP INC COM         COM       760282103        499       35665  SH          Sole                                 35665
ROYAL DUTCH PETE CO NY REG GLD   COM       780257804       4981       91690  SH          Sole              23032              68658
STRYKER CORP COM                 COM       863667101       1844       30565  SH          Sole               8555              22010
SUN MICROSYSTEMS INC COM         COM       866810104       1600      181400  SH          Sole              39500             141900
TCF FINL CORP COM                COM       872275102        210        4000  SH          Sole                                  4000
TRIBUNE CO NEW COM               COM       896047107       3123       68690  SH          Sole              15000              53690
TYCO INTERNATIONAL LTD COM       COM       902124106       2399       74213  SH          Sole              18462              55751
UNIZAN FINANCIAL CORP COM        COM       91528W101        254       13400  SH          Sole                                 13400
WAL MART STORES INC COM          COM       931142103        215        3500  SH          Sole                700               2800
WALGREEN COMPANY                 COM       931422109       2312       59000  SH          Sole              15250              43750
WELLS FARGO & CO NEW COM         COM       949746101       5654  114460.968  SH          Sole              24644          89816.968
WYETH COM                        COM       983024100       4718   71872.554  SH          Sole              15825          56047.554
ZIONS BANCORPORATION COM         COM       989701107       3740       63100  SH          Sole              17100              46000
REPORT SUMMARY                     62 DATA RECORDS      131601           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED